Other items from operating activities - Loans and advances, valuation allowance (Details) - Loans and advances - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in the valuation allowance on loans and advances
Valuation allowance as of the beginning of the period	$ (257)	$ (273)	$ (266)
Increases	(27)	(6)	(30)
Decreases	11	14	15
Currency translation adjustment and other variations	18	8	8
Valuation allowance as of the end of the period	$ (255)	$ (257)	$ (273)